Regulatory Assets (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets
Regulatory Assets
	December 31,
	2012	2011
	(Thousands)
Deferred taxes	$14,309	$11,532
Post-retirement benefits other than pensions	3,236	3,994
Other recoverable costs	332	2,721
Total regulatory assets	$17,877	$18,247